UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
	          New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        05/09/2008


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total: $         61,441



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      594     7500 SH       SOLE                     7500
ALCOA INC.                     COM              013817101      783    21700 SH       SOLE                    21700
ALTERA                         COM              021441100      398    21600 SH       SOLE                    14600              7000
AMR CORP                       COM              001765106     2655   294400 SH       SOLE                   280400             14000
APPLE COMPUTER INC             COM              037833100      445     3100 SH       SOLE                     3100
APPLIED MATERIALS INC          COM              038222105     2302   118000 SH       SOLE                   106500             11500
ARCHER DANIELS MIDLAND         COM              039483102      634    15400 SH       SOLE                    15400
BAXTER INTL.                   COM              071813109      717    12400 SH       SOLE                    12400
BIOGEN IDEC INC.               COM              09062X103     1110    18000 SH       SOLE                    18000
BRISTOL MYERS- SQUIBB          COM              110122108     1842    86500 SH       SOLE                    86500
BROADCOM CORP                  COM              111320107     2164   112300 SH       SOLE                   112300
CBS CORP - CLASS B             COM              124857202     1550    70200 SH       SOLE                    70200
CISCO SYSTEMS                  COM              17275R102     1084    45000 SH       SOLE                    45000
CLOROX CO DEL                  COM              189054109     1003    17700 SH       SOLE                    17700
EBAY INC                       COM              278642103     3062   102600 SH       SOLE                    96600              6000
ELI LILLY & CO COM             COM              532457108     1641    31800 SH       SOLE                    30300              1500
EMC CORP                       COM              268648102     2531   176500 SH       SOLE                   167500              9000
EXXON MOBIL CORP               COM              30231G102      930    11000 SH       SOLE                    11000
Echostar Communications-A      COM              25470M109      402    14000 SH       SOLE                    14000
GENENTECH INC                  COM              368710406      649     8000 SH       SOLE                     8000
GENERAL ELECTRIC CORP.         COM              369604103     1636    44200 SH       SOLE                    44200
GOLD FIELDS LTD ADR            COM              38059t106      221    16000 SH       SOLE                                      16000
HARMONY GOLD-ADR               COM              413216300      237    20000 SH       SOLE                                      20000
HOME DEPOT INC COM             COM              437076102     1287    46000 SH       SOLE                    46000
IMCLONE SYSTEMS INC            COM              45245W109      954    22500 SH       SOLE                    22500
INTEL CORP.                    COM              458140100     2368   111800 SH       SOLE                   104800              7000
INTUIT INC                     COM              461202103     2158    79900 SH       SOLE                    72900              7000
Iamgold Intl African Mng Gold  COM              450913108       97    13200 SH       SOLE                                      13200
JETBLUE AWYS CORP              COM              477143101       75    13000 SH       SOLE                                      13000
JOHNSON & JOHNSON              COM              478160104     1135    17500 SH       SOLE                    17500
KELLOGG CO COM                 COM              487836108      631    12000 SH       SOLE                    12000
KNIGHT-TRIMARK GROUP INC       COM              499005106      162    10000 SH       SOLE                                      10000
KRAFT FOODS INC.               COM              50075N104     1116    36000 SH       SOLE                    36000
MCAFEE INC                     COM              579064106     1618    48900 SH       SOLE                    43900              5000
MCKESSON HBOC Inc              COM              58155Q103     1513    28900 SH       SOLE                    28900
MICROSOFT CORP COM             COM              594918104     1166    41100 SH       SOLE                    41100
MOODYS CORP                    COM              615369105     1675    48100 SH       SOLE                    48100
MORGAN STANLEY                 COM              617446448      896    19600 SH       SOLE                    19600
NASDAQ OMX GROUP INC           COM              631103108     1539    39800 SH       SOLE                    35800              4000
NYSE EURONEXT                  COM              629491101     2567    41600 SH       SOLE                    39600              2000
Northgate Exploration Ltd      COM              666416102      175    55000 SH       SOLE                                      55000
ORACLE SYSTEMS CORP            COM              68389X105      687    35100 SH       SOLE                    35100
PAYCHEX, INC.                  COM              704326107      274     8000 SH       SOLE                     8000
PEPSICO INC                    COM              713448108      679     9400 SH       SOLE                     9400
PFIZER INC                     COM              717081103      818    39100 SH       SOLE                    39100
PROCTER & GAMBLE CO            COM              742718109     1002    14300 SH       SOLE                    14300
Pacific Ethanol Inc            COM              69423u107       88    20000 SH       SOLE                                      20000
RITE AID CORP.                 COM              767754104      100    34000 SH       SOLE                                      34000
SCHWAB CHARLES CP NEW          COM              808513105      520    27600 SH       SOLE                    27600
SUNOCO INC.                    COM              86764p109      525    10000 SH       SOLE                    10000
SYMANTEC                       COM              871503108     1763   106100 SH       SOLE                    99100              7000
TESORO PETROLEUM CORP          COM              881609101      483    16100 SH       SOLE                    16100
TIME WARNER INC.               COM              887317105      687    49000 SH       SOLE                    49000
UNITED PARCEL SVC INC CL B     COM              911312106     1249    17100 SH       SOLE                    17100
US AIRWAYS GROUP INC           COM              90341w108      116    13000 SH       SOLE                                      13000
WAL MART STORES INC            COM              931142103      622    11800 SH       SOLE                    11800
WALGREEN INC.                  COM              931422109     1676    44000 SH       SOLE                    44000
WASHINGTON MUTUAL INC          COM              939322103      113    11000 SH       SOLE                                      11000
WASTE MANAGEMENT INC.          COM              94106L109      315     9400 SH       SOLE                     9400